Auditor fees (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
KPMG Accountants N.V.
Auditor Information [Line items]
Audit fees	€ 419
Audit-related fees	64
Total	€ 483
Deloitte Accountants B.V.
Auditor Information [Line items]
Audit fees		€ 487	€ 515
Audit-related fees		24	57
Total		€ 511	€ 572